CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $)	3 Months Ended	5 Months Ended	8 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended	26 Months Ended
	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Mar. 31, 2013 Successor [Member]	Mar. 31, 2012 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]
Operating Expenses:
General and administrative expenses	$ 349,698	$ 235,872	$ 585,570	$ 4,095	$ 3,481	$ 15,322	$ 38,599
Depreciation	3,048	7,113	10,161	0	5,081	0	5,081
Total operating expenses	352,746	242,985	595,731	4,095	8,562	15,322	43,680
Loss from operations	(352,746)	(242,985)	(595,731)	(4,095)	(8,562)	(15,322)	(43,680)
Other Income (Expenses):
Interest income	0	14	14	0	18	0	18
Interest expense	(384,408)	(37,582)	(421,990)	0	0	0	0
Loss on extinguishment of debt	(28,083)		(28,083)	0			0
Bargain purchase gain	0	7,741	7,741	0	0	0	0
Gain on foreign currency transactions		0			0	1,538	0
Total other income (expenses)	(412,491)	(29,827)	(442,318)	0	18	1,538	18
Net loss	(765,237)	(272,812)	(1,038,049)	(4,095)	(8,544)	(13,784)	(43,662)
Losses attributable to non-controlling interest	2,758	9,898	12,656		0	0	0
Net loss attributable to Petrosonic Energy, Inc.	(762,479)	(262,914)	(1,025,393)		(8,544)	(13,784)	(43,662)
Basic and diluted net loss per share (in dollars per share)	$ (0.01)	$ 0.00			$ 0.00	$ (0.01)
Basic and diluted weighted average common shares outstanding (in shares)	77,735,027	65,692,292			2,564,000	2,564,000
Other Comprehensive Income:
Net loss	(765,237)	(272,812)	(1,038,049)	(4,095)	(8,544)	(13,784)	(43,662)
Foreign currency translation adjustment	(252,748)	28,312	(224,436)	35,572	108,666	1,538	110,273
Comprehensive income (loss)	(1,017,985)	(244,500)	(1,262,485)	31,477	100,122	(13,784)	66,611
Comprehensive income (loss) attributable to non-controlling interest	2,758	9,898	12,656		0	0	0
Comprehensive income (loss) attributable to Petrosonic Energy, Inc.	$ (1,015,227)	$ (234,602)	$ (1,249,829)		$ 100,122	$ (13,784)	$ 66,611